CERTIFICATE
                                   -----------


                             PC&J Preservation Fund
                         File Nos. 2-95285 and 811-4204


     The undersigned, Secretary of the PC&J Preservation Fund (the 'Trust'), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the 'Act'), hereby certifies that :

          1.  The  form  of  Prospectus  and Statement of Additional Information
that                     would have been filed under paragraph 497(c) of the Act
would  not                     have  differed from that contained in the Trust's
Post-Effective                          Amendment  No.  24,  the  most  recent
amendment;  and

          2. The text of Post-Effective Amendment No. 24 has been filed electronically.


Date:  May  1,  2005                    PC&J  PRESERVATION  FUND

                                    By:_____________/s/____________
                                    James  M.  Johnson,  Secretary